Defined benefit plans (Detail 4.1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	$ (159)
At the end of the year	(286)	$ (159)
Swiss defined benefit plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	(28)
Remeasurement of defined benefit obligation	9	4,017
Past service cost related to plan amendments	(197)	0
Termination benefits	0	6
Return on plan assets excluding interest income	(1,760)	(2,596)
Asset ceiling effect excluding interest expense and foreign currency translation	1,730	(1,237)
At the end of the year	(33)	(28)
Swiss defined benefit plans | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	44,617	44,922
Current service cost	775	763
Interest expense	518	564
Plan participant contributions	(472)	(446)
Remeasurement of defined benefit obligation	9	4,017
of which: actuarial (gains) / losses due to changes in demographic assumptions	(34)	(25)
of which: actuarial (gains) / losses due to changes in financial assumptions	1,683	(2,723)
of which: experience (gains) / losses	(1,658)	(1,269)
Past service cost related to plan amendments	197	0
Curtailments	(120)	(104)
Benefit payments	(2,742)	(2,665)
Termination benefits	0	6
Foreign currency translation	6,278	(3,332)
At the end of the year	50,004	44,617
Swiss defined benefit plans | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	(52,241)	(54,404)
Plan participant contributions	472	446
Benefit payments	2,742	2,665
Other movements	(6)	0
Return on plan assets excluding interest income	(1,760)	(2,596)
Interest income	(635)	(700)
Employer contributions	853	811
Administration expenses, taxes and premiums paid	34	27
Foreign currency translation	(7,560)	4,024
At the end of the year	(60,752)	(52,241)
Swiss defined benefit plans | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	7,596	9,394
Interest expense on asset ceiling effect	110	128
Asset ceiling effect excluding interest expense and foreign currency translation	1,730	(1,237)
Foreign currency translation	1,278	(688)
At the end of the year	10,715	7,596
Other plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	(131)
At the end of the year	$ (252)	$ (131)